Basis of Preparation	6 Months Ended
Jun. 30, 2022
Disclosure of Basis of Preparation [Abstract]
BASIS OF PREPARATION

2. BASIS OF PREPARATION

The interim condensed consolidated financial statements for the six months ended 30 June 2022 have been prepared in accordance with IAS 34 - Interim Financial Reporting.

The interim condensed consolidated financial statements have been presented in United States Dollars (“USD”) which is also the Group’s functional currency. All values are rounded to the nearest thousand (USD ’000), except when otherwise indicated.

The interim condensed consolidated financial statements do not include all information and disclosures required in the annual financial statements and should be read in conjunction with the Group’s annual consolidated financial statements as at 31 December 2021. In addition, results for the six months ended 30 June 2022 are not necessarily indicative of the results that may be expected for the financial year ending 31 December 2022.

The interim condensed consolidated financial statements are prepared on a going concern basis under the historical cost convention modified to include the measurement at fair value of financial assets and investment properties at fair value through profit or loss, and financial assets at fair value through other comprehensive income. Financial assets measured at fair value through profit and loss include quoted funds, alternative investments and quoted equities. Financial assets at fair value through other comprehensive income include quoted and unquoted equities.

Basis of consolidation

The interim condensed consolidated financial statements comprise the financial statements of International General Insurance Holdings Ltd. and its subsidiaries as at 30 June 2022. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if and only if the Group has:

●	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee)

●	Exposure, or rights, to variable returns from its involvement with the investee, and

●	The ability to use its power over the investee to affect its returns

When the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

●	The contractual arrangement with the other vote holders of the investee

●	Rights arising from other contractual arrangements

●	The Group’s voting rights and potential voting rights

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of comprehensive income from the date the Group gains control until the date the Group ceases to control the subsidiary.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

Subsidiaries are fully consolidated from the date of acquisition, being the date on which the Group obtains control, and continue to be consolidated until the date that such control ceases.

The Group has the following subsidiaries and branches:

	Country of incorporation	Activity	Ownership
			30 June 2022	31 December 2021

International General Insurance Holdings Limited	United Arab Emirates	Reinsurance and insurance	100%	100%
Tiberius Acquisition Corporation	United States of America	Special purpose acquisition company	100%	100%

The following entities are wholly owned by the subsidiary International General Insurance Holdings Limited:

I.G.I Underwriting /Jordan “Exempted”	Jordan	Underwriting agency	100%	100%
North Star Underwriting Limited	United Kingdom	Underwriting agency	100%	100%
International General Insurance Co. Ltd.	Bermuda	Reinsurance and insurance	100%	100%

The following entities are wholly owned subsidiaries and branches by International General Insurance Co. Ltd. Bermuda:

Subsidiaries:

International General Insurance Company (UK) Limited	United Kingdom	Reinsurance and insurance	100%	100%
International General Insurance Company (Dubai) Ltd.	United Arab Emirates	Insurance intermediation and insurance management	100%	100%
International General Insurance Company (Europe) SE*	Malta	Reinsurance and insurance	100%	100%
Specialty Malls Investment Company	Jordan	Real estate properties development and lease	100%	100%
IGI Services Ltd	Cayman Islands	Owning and chartering aircraft	100%	100%
Branches:
International General Insurance Company Ltd. - Labuan Branch	Malaysia	Reinsurance and insurance	100%	100%

*	International General Insurance Company (Europe) SE was acquired by the Group on 25 June 2021 (see note 20).

Changes in accounting policies

The accounting policies used in the preparation of the interim condensed consolidated financial statements are consistent with those used in the preparation of the annual consolidated financial statements for the year ended 31 December 2021.

There are no new standards or amendments effective in 2022 that have a material impact on the Group’s interim condensed consolidated financial statements.